Segment reporting (Tables)	14 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of geographical areas
The following is a summary of the Company’s geographical information:

	Canada	United States	Germany	Other	Total
Revenues
Two months ended December 31, 2022	$0.9	$5.0	$—	$—	$5.9
Two months ended December 31, 2021	0.1	2.7	—	—	2.8

Non-current assets
As at December 31, 2022	38.1	213.0	11.6	2.7	265.4
As of October 31, 2022	$26.8	$161.4	$10.7	$2.5	$201.4